SHORT TERM LOAN (Narrative) (Details)	6 Months Ended		12 Months Ended
	Feb. 28, 2014 USD ($)	Feb. 28, 2014 CAD	Aug. 31, 2013 USD ($)	Aug. 31, 2013 CAD
Short Term Loan 1			$ 47,380
Short Term Loan 2				50,000
Short Term Loan 3			10.00%	10.00%
Short Term Loan 1	50,045
Short Term Loan 2		50,000
Short Term Loan 3	10.00%	10.00%